Schedule of investments
Macquarie Tax-Free Pennsylvania Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.64%
Education Revenue Bonds — 13.46%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	$ 1,241,745
Allentown Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	3,000,000	2,696,670
Bethlehem, Pennsylvania Redevelopment Authority University Revenue
(Moravian University Project) 5.50% 10/1/54	3,000,000	3,023,130
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,326,000
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,074,786
Series A 5.00% 12/15/51	770,000	695,156
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	548,895
144A 4.50% 10/1/64 #	1,485,000	1,219,720
(Westtown School) Series A 4.00% 1/1/52	2,250,000	1,942,470
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) 5.25% 5/1/55	1,000,000	975,880
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) 5.25% 2/1/49	1,350,000	1,354,361
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,375,925
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Schedule of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	$ 1,508,295
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,154,468
(Ursinus College Project)
5.00% 11/1/44	1,870,000	1,787,065
5.25% 11/1/54	2,000,000	1,912,780
Pennsylvania Economic Development Financing Authority Revenue
(Villanova University Project) 5.00% 8/1/49	1,500,000	1,534,755
Pennsylvania Higher Educational Facilities Authority
Series A 5.00% 2/15/35	1,250,000	1,419,050
Series A 5.00% 2/15/55	2,500,000	2,551,175
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,176,658
Pennsylvania State University
5.25% 9/1/54	3,000,000	3,117,300
Series A 5.25% 9/1/52	2,000,000	2,066,540
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	835,850
Series A 5.625% 6/15/42 ‡	3,000,000	2,190,000
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,141,300
(University of the Sciences) 5.00% 11/1/47	2,500,000	2,435,300
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/47	1,950,000	2,012,088
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,418,175
2    NQ- WEST [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series B 144A 6.00% 7/1/29 #	235,000	$ 233,089
		53,968,626
Electric Revenue Bonds — 1.54%
City of Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance) Series A 5.25% 8/1/49	4,000,000	4,114,160
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	609,113
Series A 5.05% 7/1/42 ‡	400,000	219,500
Series WW 5.25% 7/1/33 ‡	1,055,000	578,931
Series WW 5.50% 7/1/38 ‡	1,190,000	653,012
		6,174,716
Healthcare Revenue Bonds — 27.70%
Adams County General Authority Revenue
(The Brethren Home Community Project) Series A 5.00% 6/1/54	2,000,000	1,841,720
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	2,288,326
Series A 5.00% 4/1/47	11,060,000	10,797,767
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	1,368,344
Series A 5.00% 5/15/47	600,000	553,044
Series C 5.00% 5/15/42	1,000,000	969,070
Series C 5.00% 5/15/47	1,000,000	921,740
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	1,956,540
4.00% 8/15/50	1,400,000	1,161,286
4.00% 8/15/50 (BAM)	1,600,000	1,352,720
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,460,306
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Schedule of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	$ 1,212,260
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	252,142
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,640,570
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	675,000	667,798
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,333,250
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,056,800
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,695,000	1,345,372
4.00% 7/15/48	2,000,000	1,516,660
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	130,243
5.25% 7/1/35	250,000	249,983
5.50% 7/1/45	1,000,000	943,210
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,854,160
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,022,040
5.00% 11/1/36	510,000	520,042
5.00% 11/1/37	250,000	254,222
5.125% 11/1/38	3,500,000	3,666,810
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	4,000,000	3,238,120
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,770,260
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	$ 2,083,350
Series B 4.00% 5/1/47	4,000,000	3,313,560
Series B 4.00% 5/1/52	5,950,000	4,775,946
Series B 5.00% 5/1/57	3,285,000	3,181,358
Montgomery County, Pennsylvania Industrial Development Authority Retirement Communities Revenue
(ACTS Retirement - Life communities Obligated Group) Series A 5.00% 11/15/55	2,000,000	1,900,080
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,372,845
(Waverly Heights Project) 4.00% 12/1/37	300,000	279,861
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,035,000	3,539,543
Series A 5.25% 1/1/48	1,000,000	875,340
Series A 5.375% 1/1/51	1,600,000	1,391,008
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,381,571
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series A1 5.25% 8/15/53	1,500,000	1,515,060
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	881,670
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	214,500
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	1,620,000
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Schedule of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	$ 2,490,625
Series B-2 5.25% 7/1/46	2,500,000	2,512,625
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,629,196
Series A 4.00% 2/15/52	1,710,000	1,400,097
Subordinate Series A-2 4.00% 5/15/48	2,250,000	1,892,947
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series B-1 5.25% 11/1/48 (AG)	1,000,000	1,026,000
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	6,590,741
Series B 4.00% 8/15/40	1,345,000	1,279,108
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	2,178,300
Series A 5.50% 7/1/53	3,000,000	3,166,440
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,187,175
		111,023,751
Housing Revenue Bonds — 5.46%
Pennsylvania Housing Finance Agency Revenue
(Darby Townhouses) 4.90% 6/1/41	1,250,000	1,258,413
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 148A 4.625% 10/1/45	4,160,000	4,079,379
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	4,976,900
Series 143A 5.30% 4/1/44	4,645,000	4,786,301
Series 143A 5.45% 4/1/51	3,750,000	3,848,175
Series 146A 4.75% 4/1/53	3,000,000	2,923,620
		21,872,788
6    NQ- WEST [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.67%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	3,250,000	$ 3,385,427
5.75% 8/1/42 (AMT)	725,000	724,993
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	966,320
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	2,250,527
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	95,000,000	5,701,900
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AG)	5,045,000	4,645,537
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,003,080
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Core Natural Resources, Inc. Project) 144A 5.45% 1/1/51 (AMT) #, •	1,000,000	994,590
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,063,260
		34,735,634
Lease Revenue Bonds — 0.66%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	503,685
5.00% 12/31/34 (AMT)	2,115,000	2,123,904
		2,627,589
NQ- WEST [0525] 0725 (4640150)    7

Schedule of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 2.68%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	$ 1,274,490
Series A 4.00% 5/1/42	500,000	465,835
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,562,011
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,142,086
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	958,386
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AG)	930,000	879,715
4.00% 5/15/44 (AG)	1,595,000	1,449,153
		10,731,676
Special Tax Revenue Bonds — 16.07%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,200,000	4,138,008
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,016,940
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	704,000	638,134
Commonwealth of Puerto Rico Revenue
1.784% 11/1/51 •	1,362,986	836,533
2.876% 11/1/43 •	8,131,172	4,888,867
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	12,326,931	11,846,057
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,540,000	3,398,400
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.071% 7/1/51 ^	11,285,000	2,664,050
Series A-1 4.115% 7/1/46 ^	29,972,000	9,621,911
Series A-1 4.75% 7/1/53	7,858,000	7,196,278
Series A-1 5.00% 7/1/58	5,000,000	4,697,750
Series A-2 4.329% 7/1/40	2,650,000	2,474,596
Series A-2 4.536% 7/1/53	1,000,000	866,540
8    NQ- WEST [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	8,000,000	$ 8,169,520
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	976,370
		64,429,954
State General Obligation Bonds — 1.67%
Commonwealth of Pennsylvania
Series D 4.00% 8/15/34	1,370,000	1,370,068
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,008,247
Series A-1 4.00% 7/1/41	1,169,072	1,002,374
Series A-1 4.00% 7/1/46	2,830,000	2,327,618
		6,708,307
Transportation Revenue Bonds — 17.52%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,328,138
Series A 4.00% 1/1/56 (AMT)	4,000,000	3,267,040
Series A 5.00% 1/1/56 (AMT)	2,505,000	2,423,587
(Pittsburgh International Airport)
Series A 5.50% 1/1/53 (AMT)	1,260,000	1,301,656
Series A 5.50% 1/1/55 (AMT)	1,500,000	1,557,225
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AMT)	3,125,000	2,739,094
5.00% 7/1/51 (AMT)	3,000,000	2,954,370
Series A 4.00% 7/1/33	10,000,000	10,186,500
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,116,350
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	5,040,900
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,232,465
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	659,298
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	674,716
NQ- WEST [0525] 0725 (4640150)    9

Schedule of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	1,000,000	$ 1,020,930
Series B 4.00% 12/1/53	5,000,000	4,285,200
(Subordinate Bonds) Series B 4.00% 12/1/51	3,740,000	3,229,939
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,205,630
Series A 4.00% 12/1/50 (BAM)	1,220,000	1,055,068
Series A 5.25% 12/1/55	4,750,000	4,916,820
Series A-1 5.00% 12/1/45	1,000,000	1,000,000
Series C 3.00% 12/1/51	2,825,000	1,978,517
Series C 5.00% 12/1/44	1,000,000	1,034,370
Subordinate Series A 3.00% 12/1/42	2,000,000	1,576,700
Subordinate Series A 4.00% 12/1/49 (AG)	3,375,000	2,941,110
Subordinate Series B 3.00% 12/1/51	7,550,000	5,270,580
Subordinate Series B 4.00% 12/1/51	1,200,000	1,037,220
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	2,000,000	2,214,800
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	986,210
		70,234,433
Water & Sewer Revenue Bonds — 1.21%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	1,750,000	1,761,235
City of Philadelphia, Pennsylvania Water and Wastewater Revenue
Series C 5.25% 9/1/54	2,000,000	2,072,080
Pittsburgh Water & Sewer Authority System Revenue
First Lien Senior Series A 5.00% 9/1/55 (AG)	1,000,000	1,014,070
		4,847,385
Total Municipal Bonds (cost $407,093,685)		387,354,859

10    NQ- WEST [0525] 0725 (4640150)

	Principal amount°	Value (US $)

Short-Term Investments — 1.44%
Variable Rate Demand Notes — 1.44%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 2.50% 12/1/37 (SPA - Bank of New York)¤	1,460,000	$ 1,460,000
Delaware Valley Regional Finance Authority
(Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania) Series B 3.00% 9/1/59 ¤	1,300,000	1,300,000
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series B 3.00% 8/15/54 (LOC - TD Bank, N.A.)¤	3,000,000	3,000,000
Total Short-Term Investments (cost $5,760,000)		5,760,000
Total Value of Securities—98.08% (cost $412,853,685)		393,114,859

Receivables and Other Assets Net of Liabilities—1.92%		7,686,862
Net Assets Applicable to 57,483,672 Shares Outstanding—100.00%		$400,801,721
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $16,744,901, which represents 4.18% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
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Schedule of investments
Macquarie Tax-Free Pennsylvania Fund
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ- WEST [0525] 0725 (4640150)